GOODWILL	12 Months Ended
Dec. 31, 2014
GOODWILL [Abstract]
GOODWILL

NOTE 5:-      GOODWILL

Changes in the carrying amount of goodwill for the years ended December 31, 2014 and 2013 are as follows:

	December 31,
	2014	2013

	US Dollars in thousands

Balance at the beginning of the year	75	69
Impairment on goodwill	(80)	-
Effect of translation adjustments	5	6

	-	75